Fees Summary	Feb. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,121,020.00
Previously Paid Amount	0.00
Total Fee Amount	3,469.21
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 3,469.21
Narrative - Max Aggregate Offering Price	$ 25,121,020.00
Final Prospectus	true